UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2014

Date of reporting period: October 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Thematic Growth Fund

Portfolio of Investments

October 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.8%
Information Technology - 27.0%
Computers & Peripherals - 4.2%
Apple, Inc.	26,550	$13,868,393
Silicon Graphics International Corp. (a)	801,406	10,233,955
Stratasys Ltd. (a)	72,440	8,202,381

		32,304,729

Electronic Equipment, Instruments & Components - 0.6%
InvenSense, Inc. (a)(b)	283,970	4,796,253

Internet Software & Services - 9.3%
Cornerstone OnDemand, Inc. (a)	212,463	10,064,372
eBay, Inc. (a)	131,750	6,944,543
Google, Inc. - Class A (a)	10,198	10,509,855
LinkedIn Corp. - Class A (a)	40,984	9,166,891
Tencent Holdings Ltd.	297,800	16,246,830
Yandex NV - Class A (a)	198,490	7,316,341
Yelp, Inc. (a)	174,217	11,803,202

		72,052,034

IT Services - 2.4%
QIWI PLC (Sponsored ADR)	175,628	7,109,421
Visa, Inc. - Class A	57,140	11,237,724

		18,347,145

Semiconductors & Semiconductor Equipment - 4.6%
Avago Technologies Ltd.	95,490	4,338,111
MediaTek, Inc.	488,000	6,671,900
Mellanox Technologies Ltd. (a)(b)	172,431	6,255,797
NVIDIA Corp.	486,032	7,377,966
NXP Semiconductor NV (a)	265,180	11,169,381

		35,813,155

Software - 5.9%
NetSuite, Inc. (a)	84,858	8,560,475
Red Hat, Inc. (a)	226,883	9,817,227
Salesforce.com, Inc. (a)	194,680	10,388,125
ServiceNow, Inc. (a)	126,690	6,918,541
Splunk, Inc. (a)	165,077	10,351,979

		46,036,347

		209,349,663

Consumer Discretionary - 19.9%
Automobiles - 2.5%
Harley-Davidson, Inc.	162,200	10,387,288
Nissan Motor Co., Ltd.	679,200	6,820,022
Tesla Motors, Inc. (a)(b)	11,611	1,857,063

		19,064,373

Diversified Consumer Services - 1.0%
Kroton Educacional SA	511,800	7,562,084

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 2.6%
Melco Crown Entertainment Ltd. (ADR) (a)	359,410	$11,918,035
Yum! Brands, Inc.	118,890	8,039,342

		19,957,377

Internet & Catalog Retail - 5.9%
Amazon.com, Inc. (a)	63,132	22,981,942
Ctrip.com International Ltd. (ADR) (a)	216,000	11,718,000
priceline.com, Inc. (a)	10,590	11,160,060

		45,860,002

Media - 0.9%
Walt Disney Co. (The)	107,850	7,397,432

Multiline Retail - 1.6%
Lojas Renner SA	219,700	6,625,897
Matahari Department Store Tbk PT (a)	5,603,500	6,109,813

		12,735,710

Specialty Retail - 0.8%
Belle International Holdings Ltd.	4,345,000	6,092,946

Textiles, Apparel & Luxury Goods - 4.6%
Cie Financiere Richemont SA	155,180	15,867,105
NIKE, Inc. - Class B	167,120	12,661,011
Samsonite International SA	2,712,300	7,396,449

		35,924,565

		154,594,489

Health Care - 13.1%
Biotechnology - 2.3%
Cepheid, Inc. (a)	243,682	9,922,731
Quintiles Transnational Holdings, Inc. (a)	195,307	8,200,941

		18,123,672

Health Care Equipment & Supplies - 3.0%
Elekta AB - Class B	449,680	6,641,388
Essilor International SA	95,340	10,217,144
Intuitive Surgical, Inc. (a)	17,786	6,607,499

		23,466,031

Health Care Providers & Services - 0.7%
Odontoprev SA	1,241,700	5,132,641

Life Sciences Tools & Services - 2.8%
Illumina, Inc. (a)	232,030	21,697,125

Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	221,040	11,609,021
Roche Holding AG	49,640	13,727,217
Sun Pharmaceutical Industries Ltd.	804,590	7,946,722

		33,282,960

		101,702,429

Company	Shares	U.S. $ Value
Consumer Staples - 11.5%
Beverages - 4.0%
Anheuser-Busch InBev NV	111,080	$11,514,954
Diageo PLC	345,420	11,011,107
Pernod Ricard SA (b)	70,030	8,411,201

		30,937,262

Food & Staples Retailing - 0.6%
Raia Drogasil SA	651,000	4,751,944

Food Products - 4.8%
Danone	139,070	10,300,102
Mead Johnson Nutrition Co. - Class A	127,040	10,374,086
Nestle SA	130,280	9,404,120
Universal Robina Corp.	2,347,300	6,928,367

		37,006,675

Personal Products - 1.2%
Estee Lauder Cos., Inc. (The) - Class A	128,380	9,109,845

Tobacco - 0.9%
British American Tobacco PLC	127,400	7,028,943

		88,834,669

Energy - 10.1%
Energy Equipment & Services - 5.8%
National Oilwell Varco, Inc.	119,590	9,708,316
Oceaneering International, Inc.	143,070	12,286,852
Schlumberger Ltd.	160,740	15,064,553
Technip SA	78,040	8,173,802

		45,233,523

Oil, Gas & Consumable Fuels - 4.3%
BG Group PLC	556,910	11,360,777
Concho Resources, Inc. (a)	97,870	10,825,401
Noble Energy, Inc.	149,010	11,165,319

		33,351,497

		78,585,020

Financials - 9.9%
Capital Markets - 1.2%
UBS AG (a)(b)	481,530	9,322,421

Commercial Banks - 2.1%
BOC Hong Kong Holdings Ltd.	3,258,500	10,599,637
Grupo Financiero Banorte SAB de CV - Class O	938,660	6,008,690

		16,608,327

Diversified Financial Services - 1.3%
IntercontinentalExchange, Inc. (a)	53,760	10,361,165

Insurance - 1.9%
AIA Group Ltd.	2,870,000	14,573,371

Real Estate Management & Development - 2.3%
BR Malls Participacoes SA	614,500	5,936,032
Global Logistic Properties Ltd.	4,782,000	11,870,374

		17,806,406

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 1.1%
Housing Development Finance Corp.	601,610	$8,378,618

		77,050,308

Industrials - 3.2%
Electrical Equipment - 1.1%
Babcock & Wilcox Co. (The)	261,895	8,435,638

Machinery - 2.1%
FANUC Corp.	35,200	5,646,349
Proto Labs, Inc. (a)(b)	123,670	10,370,966

		16,017,315

		24,452,953

Telecommunication Services - 1.8%
Wireless Telecommunication Services - 1.8%
Softbank Corp.	146,200	10,918,049
Tower Bersama Infrastructure Tbk PT	6,468,500	3,268,804

		14,186,853

Materials - 1.3%
Chemicals - 1.3%
Monsanto Co.	92,871	9,740,311

Total Common Stocks (cost $619,815,486)		758,496,695

SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 2.5%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.08% (c) (cost $19,602,609)	19,602,609	19,602,609

Total Investments Before Security Lending Collateral for Securities Loaned - 100.3% (cost $639,418,095)		778,099,304

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
Investment Companies - 1.3%
AllianceBernstein Exchange Reserves - Class I, 0.07% (c) (cost $10,095,759)	10,095,759	10,095,759

Total Investments - 101.6% (cost $649,513,854) (d)		788,195,063
Other assets less liabilities - (1.6)%		(12,667,036)

Net Assets - 100.0%		$775,528,027

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA:	USD	6,797	EUR	5,136	12/17/13	$177,331
Barclays Bank PLC Wholesale:	JPY	3,282,479	USD	33,720	12/17/13	329,103
Barclays Bank PLC Wholesale:	USD	21,419	EUR	16,155	12/17/13	516,801
BNP Paribas SA:	USD	7,339	AUD	7,896	12/17/13	102,423
Citibank, NA:	HKD	249,232	USD	32,145	12/17/13	(5,467)
Citibank, NA:	USD	15,042	CHF	13,433	12/17/13	(232,471)
Credit Suisse International:	USD	2,229	SEK	14,115	12/17/13	(52,690)
Deutsche Bank AG London:	USD	8,409	AUD	8,940	12/17/13	16,991
Deutsche Bank AG London:	USD	3,801	GBP	2,352	12/17/13	(31,514)
Goldman Sachs Capital Markets LP:	GBP	1,730	USD	2,792	12/17/13	18,526
Goldman Sachs Capital Markets LP:	USD	22,140	JPY	2,222,812	12/17/13	471,884
Goldman Sachs Capital Markets LP:	USD	3,873	JPY	380,392	12/17/13	(3,929)
HSBC Bank USA:	GBP	8,393	USD	13,372	12/17/13	(81,341)
HSBC Bank USA:	HKD	43,897	USD	5,662	12/17/13	(903)
HSBC Bank USA:	USD	5,783	HKD	44,836	12/17/13	296
JPMorgan Chase Bank, NA:	USD	22,088	GBP	14,262	12/17/13	771,839
JPMorgan Chase Bank, NA:	USD	13,247	JPY	1,303,223	12/17/13	9,659
Royal Bank of Scotland PLC:	USD	10,024	GBP	6,391	12/17/13	220,116
Standard Chartered Bank:	HKD	32,422	USD	4,181	12/17/13	(866)
Standard Chartered Bank:	USD	8,055	AUD	8,425	12/17/13	(114,138)
State Street Bank & Trust Co.:	CHF	20,109	USD	21,530	12/17/13	(640,240)
State Street Bank & Trust Co.:	USD	7,340	CHF	6,676	12/17/13	20,613
State Street Bank & Trust Co.:	USD	7,330	EUR	5,418	12/17/13	26,389
State Street Bank & Trust Co.:	USD	3,089	EUR	2,238	12/17/13	(49,636)
State Street Bank & Trust Co.:	USD	2,310	NOK	14,122	12/17/13	58,357

						$1,527,133

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $154,218,942 and gross unrealized depreciation of investments was $(15,537,733), resulting in net unrealized appreciation of $138,681,209.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN *

October 31, 2013 (unaudited)

52.0%	United States
6.5%	Hong Kong
6.2%	Switzerland
4.8%	France
3.9%	Brazil
3.8%	United Kingdom
3.6%	China
3.0%	Japan
2.1%	India
1.8%	Russia
1.5%	Singapore
1.5%	Belgium
1.4%	Netherlands
5.4%	Other
2.5%	Short-Term

100.0%	Total Investments

*	All data are as of October 31, 2013. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Indonesia, Israel, Mexico, Philippines, Sweden and Taiwan.

AllianceBernstein Global Thematic Growth Fund

October 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$186,430,933		$22,918,730		$	– 0	–	$209,349,663
Consumer Discretionary	105,682,257		48,912,232			– 0	–	154,594,489
Health Care	63,169,958		38,532,471			– 0	–	101,702,429
Consumer Staples	19,483,931		69,350,738			– 0	–	88,834,669
Energy	59,050,441		19,534,579			– 0	–	78,585,020
Financials	25,692,276		51,358,032			– 0	–	77,050,308
Industrials	18,806,604		5,646,349			– 0	–	24,452,953
Telecommunication Services	– 0	–	14,186,853			– 0	–	14,186,853
Materials	9,740,311		– 0	–		– 0	–	9,740,311
Short-Term Investments	19,602,609		– 0	–		– 0	–	19,602,609
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	10,095,759		– 0	–		– 0	–	10,095,759

Total Investments in Securities	517,755,079		270,439,984+			– 0	–	788,195,063
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	2,740,328			– 0	–	2,740,328
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,213,195)			– 0	–	(1,213,195)

Total^	$517,755,079		$271,967,117		$	– 0	–	$789,722,196

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	An amount of $11,437,654 was transferred from Level 1 to Level 2 due to insufficient observable inputs during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Thematic Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 23, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 23, 2013